UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21108
Pioneer Series Trust X
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Pioneer Active Credit Fund
Class A / RCRAX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Pioneer Active Credit Fund (the “Fund”) (formerly, Pioneer Corporate High Yield Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%^
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$33,641,443%
Total number of portfolio holdings	172^^
Portfolio turnover rate	96%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Corporate Bonds	54.3%
Collateralized Mortgage Obligations	13.5%
U.S. Government and Agency Obligations	11.7%
Commercial Mortgage-Backed Securities	6.8%
Insurance-Linked Securities	6.2%
Foreign Government Bonds	3.3%
Asset Backed Securities	3.3%
Equity Linked Notes	0.9%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Changes to Fund Name, Investment Objective and Principal Investment Strategies. Effective December 2, 2024, the Fund was renamed from Pioneer Corporate High Yield Fund to Pioneer Active Credit Fund, the Fund’s investment objective became total return, including high current income, and the Fund’s principal investment strategies were broadened from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.
Effective December 2, 2024, the Fund employs a flexible investment approach that selects investments from a broad range of issuers and segments of the U.S. and non-U.S. fixed income markets, such as investment grade and high yield corporate bonds, US and non-US government bonds, and asset-backed and mortgage-backed securities. As a secondary component of its overall strategy, the Fund’s portfolio management team uses derivatives in an effort to limit credit and interest rate risks. Effective December 2, 2024, under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed income investments.
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34149-00-A-0425

Pioneer Active Credit Fund
Class C / RCRCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Pioneer Active Credit Fund (the “Fund”) (formerly, Pioneer Corporate High Yield Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.65%^
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$33,641,443%
Total number of portfolio holdings	172^^
Portfolio turnover rate	96%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Corporate Bonds	54.3%
Collateralized Mortgage Obligations	13.5%
U.S. Government and Agency Obligations	11.7%
Commercial Mortgage-Backed Securities	6.8%
Insurance-Linked Securities	6.2%
Foreign Government Bonds	3.3%
Asset Backed Securities	3.3%
Equity Linked Notes	0.9%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Changes to Fund Name, Investment Objective and Principal Investment Strategies. Effective December 2, 2024, the Fund was renamed from Pioneer Corporate High Yield Fund to Pioneer Active Credit Fund, the Fund’s investment objective became total return, including high current income, and the Fund’s principal investment strategies were broadened from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.
Effective December 2, 2024, the Fund employs a flexible investment approach that selects investments from a broad range of issuers and segments of the U.S. and non-U.S. fixed income markets, such as investment grade and high yield corporate bonds, US and non-US government bonds, and asset-backed and mortgage-backed securities. As a secondary component of its overall strategy, the Fund’s portfolio management team uses derivatives in an effort to limit credit and interest rate risks. Effective December 2, 2024, under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed income investments.
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34150-00-C-0425

Pioneer Active Credit Fund
Class Y / RCRYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Pioneer Active Credit Fund (the “Fund”) (formerly, Pioneer Corporate High Yield Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$30	0.60%^
^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$33,641,443%
Total number of portfolio holdings	172^^
Portfolio turnover rate	96%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of February 28, 2025 ) *
Corporate Bonds	54.3%
Collateralized Mortgage Obligations	13.5%
U.S. Government and Agency Obligations	11.7%
Commercial Mortgage-Backed Securities	6.8%
Insurance-Linked Securities	6.2%
Foreign Government Bonds	3.3%
Asset Backed Securities	3.3%
Equity Linked Notes	0.9%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Changes to Fund Name, Investment Objective and Principal Investment Strategies. Effective December 2, 2024, the Fund was renamed from Pioneer Corporate High Yield Fund to Pioneer Active Credit Fund, the Fund’s investment objective became total return, including high current income, and the Fund’s principal investment strategies were broadened from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.
Effective December 2, 2024, the Fund employs a flexible investment approach that selects investments from a broad range of issuers and segments of the U.S. and non-U.S. fixed income markets, such as investment grade and high yield corporate bonds, US and non-US government bonds, and asset-backed and mortgage-backed securities. As a secondary component of its overall strategy, the Fund’s portfolio management team uses derivatives in an effort to limit credit and interest rate risks. Effective December 2, 2024, under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed income investments.
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34151-00-Y-0425
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds	• Accounting research assistance • SEC consultation, registration statements, and reporting

• Tax accrual related matters

• Implementation of new accounting standards

• Compliance letters (e.g. rating agency letters)

• Regulatory reviews and assistance regarding financial matters

• Semi-annual reviews (if requested)

• Comfort letters for closed end offerings

II. AUDIT RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Pioneer Active Credit Fund
(formerly, Pioneer Corporate High Yield Fund)
Semi-Annual: Full Financials
February 28, 2025

visit us: www.vcm.com

Schedule of Investments	2
Financial Statements	18
Notes to Financial Statements	25
Approval of Renewal of Investment Management Agreement with Amundi Asset Management US, Inc. and Approval of Interim Investment Advisory Agreement with Victory Capital Management Inc.	48
Pioneer Active Credit Fund | Semi-Annual | 2/28/251

Schedule of Investments  |  2/28/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 110.2%
	Asset Backed Securities — 3.6% of Net Assets
81,743	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	$ 81,998
105,000	BHG Securitization Trust, Series 2023-B, Class B, 7.45%, 12/17/36 (144A)	109,553
370,000	Carvana Auto Receivables Trust, Series 2024-P4, Class D, 5.60%, 12/10/32	374,743
110,000	FHF Issuer Trust, Series 2024-3A, Class D, 6.01%, 12/15/31 (144A)	111,485
100,000(a)(b)	Tricon Residential Trust, Series 2025-SFR1, Class D, 6.30% (1 Month Term SOFR + 200 bps), 3/17/42 (144A)	99,997
200,000	Veros Auto Receivables Trust, Series 2024-1, Class B, 6.60%, 6/15/28 (144A)	202,999
210,000	Veros Auto Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/28 (144A)	217,061
	Total Asset Backed Securities (Cost $1,188,735)	$1,197,836

	Collateralized Mortgage Obligations—14.7% of Net Assets
129,562(c)	A&D Mortgage Trust, Series 2024-NQM3, Class M1, 6.882%, 7/25/69 (144A)	$ 131,204
180,000(c)	BRAVO Residential Funding Trust, Series 2024-NQM5, Class B2, 8.146%, 6/25/64 (144A)	180,280
150,000(a)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 7.716% (SOFR30A + 336 bps), 1/25/40 (144A)	155,234
200,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B2, 12.002% (SOFR30A + 765 bps), 1/25/42 (144A)	217,685
200,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 11.352% (SOFR30A + 700 bps), 4/25/42 (144A)	219,063
230,000(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2B1, 11.103% (SOFR30A + 675 bps), 9/25/42 (144A)	257,924
180,000(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, 8.352% (SOFR30A + 400 bps), 1/25/44 (144A)	187,981
24,012(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, 5.402% (SOFR30A + 105 bps), 9/25/44 (144A)	24,025
The accompanying notes are an integral part of these financial statements.
2Pioneer Active Credit Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
257,008(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 7/25/58 (144A)	$ 248,637
280,000(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.75%, 8/25/58 (144A)	269,096
140,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class B2, 9.852% (SOFR30A + 550 bps), 1/25/34 (144A)	165,182
175,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA1, Class B2, 9.352% (SOFR30A + 500 bps), 8/25/33 (144A)	199,966
175,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA2, Class B2, 9.802% (SOFR30A + 545 bps), 12/25/33 (144A)	205,985
164,939(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class M1, 5.302% (SOFR30A + 95 bps), 12/25/41 (144A)	164,732
130,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class M2, 5.988% (SOFR30A + 165 bps), 2/25/45 (144A)	130,000
170,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR1, Class B2, 12.816% (SOFR30A + 846 bps), 1/25/48 (144A)	205,516
240,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 9.265% (SOFR30A + 491 bps), 9/25/47 (144A)	260,130
170,000(d)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	172,712
210,000(d)	LHOME Mortgage Trust, Series 2024-RTL3, Class A1, 6.90%, 5/25/29 (144A)	213,311
180,000(c)	MFRA Trust, Series 2024-NQM3, Class B1, 7.614%, 12/25/69 (144A)	184,172
240,000(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class B2, 7.44%, 9/25/68 (144A)	234,387
180,000(c)	PRKCM Trust, Series 2023-AFC4, Class M1, 7.986%, 11/25/58 (144A)	185,158
120,000(c)	PRPM Trust, Series 2025-NQM1, Class B1, 7.782%, 11/25/69 (144A)	121,082
330,000(c)	Verus Securitization Trust, Series 2023-8, Class B1, 8.111%, 12/25/68 (144A)	336,241
The accompanying notes are an integral part of these financial statements.
Pioneer Active Credit Fund | Semi-Annual | 2/28/253

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
160,000(c)	Verus Securitization Trust, Series 2024-3, Class M1, 6.887%, 4/25/69 (144A)	$ 162,485
100,000(d)	Vista Point Securitization Trust, Series 2024-CES3, Class A2, 5.995%, 1/25/55 (144A)	101,438
	Total Collateralized Mortgage Obligations (Cost $4,904,896)	$4,933,626

	Commercial Mortgage-Backed Securities—7.3% of Net Assets
200,000(a)	Acrec LLC, Series 2025-FL3, Class A, 5.622% (1 Month Term SOFR + 131 bps), 8/18/42 (144A)	$ 199,986
209,909(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A, 5.776% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	210,055
330,000(a)	AREIT, Ltd., Series 2025-CRE10, Class A, 5.70% (1 Month Term SOFR + 139 bps), 12/17/29 (144A)	329,298
100,000(a)(b)	BDS LLC, Series 2025-FL14, Class A, 5.582% (1 Month Term SOFR + 128 bps), 10/21/42 (144A)	99,750
390,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.702% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	390,732
170,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.569% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	169,166
50,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.102% (SOFR30A + 775 bps), 1/25/51 (144A)	55,442
120,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.685% (1 Month Term SOFR + 139 bps), 2/1/30 (144A)	119,775
86,018(a)	LFT CRE, Ltd., Series 2021-FL1, Class A, 5.596% (1 Month Term SOFR + 128 bps), 6/15/39 (144A)	85,837
140,000(a)	LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.76% (1 Month Term SOFR + 139 bps), 8/17/42 (144A)	139,691
139,510(a)	MF1, Ltd., Series 2021-FL7, Class A, 5.508% (1 Month Term SOFR + 119 bps), 10/16/36 (144A)	139,451
168,386(a)	MF1, Ltd., Series 2024-FL15, Class A, 6.00% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	168,510
96,542(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 5.962% (1 Month Term SOFR + 165 bps), 2/15/39 (144A)	97,105
The accompanying notes are an integral part of these financial statements.
4Pioneer Active Credit Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
127,902(c)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	$ 128,608
139,881(c)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	141,061
	Total Commercial Mortgage-Backed Securities (Cost $2,468,701)	$2,474,467

	Corporate Bonds — 59.1% of Net Assets
	Aerospace & Defense — 0.6%
75,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	$ 74,967
110,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	118,149
	Total Aerospace & Defense	$193,116

	Airlines — 2.5%
260,000(e)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 253,500
54,250	American Airlines Pass-Through Trust, 3.95%, 7/11/30	51,406
200,000	Avianca Midco 2 Plc, 9.625%, 2/14/30 (144A)	194,546
345,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	341,550
	Total Airlines	$841,002

	Apparel — 0.3%
90,000	Tapestry, Inc., 5.50%, 3/11/35	$ 89,873
	Total Apparel	$89,873

	Auto Manufacturers — 5.4%
429,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	$ 374,890
200,000	Ford Motor Credit Co. LLC, 5.875%, 11/7/29	200,252
440,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	443,661
510,000	Hyundai Capital America, 5.30%, 1/8/30 (144A)	518,509
290,000	Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/28 (144A)	269,380
	Total Auto Manufacturers	$1,806,692

	Banks — 13.8%
600,000	Banco Santander S.A., 6.033%, 1/17/35	$ 624,556
220,000(c)	Bank of America Corp., 5.744% (SOFR + 170 bps), 2/12/36	221,469
215,000(c)	BNP Paribas S.A., 5.786% (SOFR + 162 bps), 1/13/33 (144A)	220,476
360,000(c)	BPCE S.A., 6.293% (SOFR + 204 bps), 1/14/36 (144A)	375,772
The accompanying notes are an integral part of these financial statements.
Pioneer Active Credit Fund | Semi-Annual | 2/28/255

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
505,000(c)	Citigroup, Inc., 6.02% (SOFR + 183 bps), 1/24/36	$ 514,349
85,000(b)(c)	Citizens Financial Group, Inc., 5.253% (SOFR + 126 bps), 3/5/31	85,726
45,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	50,389
295,000(c)	Goldman Sachs Group, Inc., 5.207% (SOFR + 108 bps), 1/28/31	298,611
255,000(a)(b)	HSBC Holdings Plc, 5.703% (SOFR + 129 bps), 3/3/31	256,658
285,000(c)(f)	HSBC Holdings Plc, 6.95% (5 Year CMT Index + 264 bps)	285,439
165,000(b)(c)	KeyCorp, 5.121% (SOFR + 123 bps), 4/4/31	165,818
510,000(c)	Mizuho Financial Group, Inc., 5.422% (1 Year CMT Index + 98 bps), 5/13/36	517,751
210,000(c)	Morgan Stanley, 5.23% (SOFR + 111 bps), 1/15/31	213,238
200,000(c)	PNC Financial Services Group, Inc., 5.575% (SOFR + 139 bps), 1/29/36	204,831
345,000(c)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	354,418
245,000(c)	Standard Chartered Plc, 6.228% (1 Year CMT Index + 143 bps), 1/21/36 (144A)	256,104
	Total Banks	$4,645,605

	Building Materials — 0.6%
205,000	CRH SMW Finance DAC, 5.125%, 1/9/30	$ 207,997
	Total Building Materials	$207,997

	Chemicals — 1.5%
165,000	Celanese US Holdings LLC, 6.95%, 11/15/33	$ 176,436
90,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	83,355
240,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	240,506
	Total Chemicals	$500,297

	Commercial Services — 1.9%
170,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	$ 173,110
250,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	231,140
243,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	234,555
	Total Commercial Services	$638,805

	Diversified Financial Services — 3.7%
235,000(c)	Ally Financial, Inc., 5.543% (SOFR + 173 bps), 1/17/31	$ 236,176
160,000(c)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	161,789
350,000	Avolon Holdings Funding, Ltd., 5.15%, 1/15/30 (144A)	347,345
25,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	25,000
The accompanying notes are an integral part of these financial statements.
6Pioneer Active Credit Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
120,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	$ 124,679
165,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	172,237
158,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	162,318
	Total Diversified Financial Services	$1,229,544

	Electric — 3.0%
50,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	$ 50,711
200,000	Electricite de France S.A., 6.375%, 1/13/55 (144A)	205,028
80,000	Entergy Texas, Inc., 5.25%, 4/15/35	80,398
153,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	139,165
185,000	Public Service Co. of Oklahoma, 5.20%, 1/15/35	182,916
35,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	33,407
41,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	44,675
275,000	Vistra Operations Co. LLC, 7.75%, 10/15/31 (144A)	290,359
	Total Electric	$1,026,659

	Food — 0.4%
35,000	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	$ 36,131
95,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	100,215
	Total Food	$136,346

	Healthcare-Services — 1.3%
419,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	$ 428,321
	Total Healthcare-Services	$428,321

	Insurance — 1.5%
510,000(c)(f)	Dai-ichi Life Insurance Co., Ltd., 6.20% (5 Year CMT Index + 252 bps) (144A)	$ 521,690
	Total Insurance	$521,690

	Internet — 0.9%
305,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 302,713
	Total Internet	$302,713

	Leisure Time — 0.7%
240,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 240,640
	Total Leisure Time	$240,640

	Lodging — 1.9%
200,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	$ 206,586
The accompanying notes are an integral part of these financial statements.
Pioneer Active Credit Fund | Semi-Annual | 2/28/257

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Lodging — (continued)
220,000	Marriott International, Inc., 5.50%, 4/15/37	$ 220,878
200,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	200,750
	Total Lodging	$628,214

	Media — 1.4%
121,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	$ 112,744
170,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	152,743
200,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	195,281
	Total Media	$460,768

	Oil & Gas — 6.9%
190,291	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	$ 188,341
430,000(c)(f)	BP Capital Markets Plc, 6.125% (5 Year CMT Index + 192 bps)	425,419
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	86,754
179,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	171,150
45,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	44,243
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	195,731
226,000	Petroleos Mexicanos, 6.70%, 2/16/32	198,563
270,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	238,896
92,000	Transocean, Inc., 8.75%, 2/15/30 (144A)	96,033
36,191	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	36,972
110,000	Transocean, Inc., 6.80%, 3/15/38	86,268
70,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	69,038
70,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	69,123
260,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	233,350
173,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	171,716
	Total Oil & Gas	$2,311,597

	Pharmaceuticals — 1.4%
250,000	CVS Health Corp., 5.55%, 6/1/31	$ 255,380
185,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/29	216,956
	Total Pharmaceuticals	$472,336

The accompanying notes are an integral part of these financial statements.
8Pioneer Active Credit Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Pipelines — 2.2%
164,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	$ 166,304
110,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29 (144A)	115,311
172,000(c)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	174,832
55,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	56,674
220,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	231,140
	Total Pipelines	$744,261

	Real Estate — 0.7%
270,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 246,951
	Total Real Estate	$246,951

	REITS — 0.6%
300,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	$ 205,714
	Total REITS	$205,714

	Retail — 0.3%
115,000	AutoNation, Inc., 5.89%, 3/15/35	$ 117,122
	Total Retail	$117,122

	Semiconductors — 0.6%
200,000	Foundry JV Holdco LLC, 6.30%, 1/25/39 (144A)	$ 212,209
	Total Semiconductors	$212,209

	Telecommunications — 3.0%
200,000	Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 9/15/29 (144A)	$ 183,292
EUR220,000	T-Mobile USA, Inc., 3.50%, 2/11/37	225,467
435,000	Total Play Telecomunicaciones S.A. de CV, 11.125%, 12/31/32 (144A)	413,250
180,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31 (144A)	186,079
	Total Telecommunications	$1,008,088

	Transportation — 2.0%
219,000	Danaos Corp., 8.50%, 3/1/28 (144A)	$ 223,649
The accompanying notes are an integral part of these financial statements.
Pioneer Active Credit Fund | Semi-Annual | 2/28/259

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Transportation — (continued)
253,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	$ 232,907
210,000	Union Pacific Corp., 5.10%, 2/20/35	212,675
	Total Transportation	$669,231

	Total Corporate Bonds (Cost $19,715,324)	$19,885,791

Shares
	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP7,525(g)	Avation Plc, 1/1/59	$ 2,366
	Total Trading Companies & Distributors	$2,366

	Total Right/Warrant (Cost $—)	$2,366

Principal Amount USD ($)
	Insurance-Linked Securities — 6.8% of Net Assets#
	Event Linked Bonds — 6.8%
	Multiperil – U.S. — 3.0%
250,000(a)	Bonanza Re, 9.794%, (3 Month U.S. Treasury Bill + 550 bps), 12/19/27 (144A)	$ 250,150
250,000(a)	Four Lakes Re, 9.794%, (3 Month U.S. Treasury Bill + 550 bps), 1/7/28 (144A)	248,400
250,000(a)	Fuchsia 2024-1 , 9.294%, (3 Month U.S. Treasury Bill + 500 bps), 4/6/28 (144A)	249,000
250,000(a)	Herbie Re, 11.544%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	250,975
		$998,525

	Multiperil – U.S. & Canada — 0.7%
250,000(a)	Bridge Street Re, 8.294%, (3 Month U.S. Treasury Bill + 400 bps), 1/7/28 (144A)	$ 248,975
	Windstorm – Louisana — 0.8%
250,000(a)	Catahoula Re, 15.534%, (1 Month U.S. Treasury Bill + 1,124 bps), 6/16/25 (144A)	$ 256,750
	Windstorm – Texas — 0.8%
250,000(a)	Alamo Re, 11.816%, (1 Month U.S. Treasury Bill + 752 bps), 6/7/25 (144A)	$ 253,500
The accompanying notes are an integral part of these financial statements.
10Pioneer Active Credit Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
Windstorm – U.S. — 0.7%
250,000(a)	Gateway Re, 13.574%, (1 Month U.S. Treasury Bill + 928 bps), 5/12/25 (144A)	$ 252,150
Winterstorm – Florida — 0.8%
250,000(a)	Lightning Re, 15.294%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	$ 263,750
	Total Event Linked Bonds	$2,273,650

Face Amount USD ($)
	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
1,500,000(g)(h)+	Harambee Re 2018, 12/31/25	$ 900
	Multiperil – Worldwide — 0.0%
250,000(g)(h)+	Viribus Re 2018, 12/31/25	$ —
106,153(h)+	Viribus Re 2019, 12/31/25	—
		$—

	Total Reinsurance Sidecars	$900

	Total Insurance-Linked Securities (Cost $2,309,737)	$2,274,550

Principal Amount USD ($)
	Foreign Government Bonds — 3.6% of Net Assets
	Mexico — 1.3%
EUR430,000	Mexico Government International Bond, 5.125%, 5/4/37	$ 444,585
	Total Mexico	$444,585

	Qatar — 1.2%
390,000	Qatar Government International Bond, 4.875%, 2/27/35 (144A)	$ 394,552
	Total Qatar	$394,552

The accompanying notes are an integral part of these financial statements.
Pioneer Active Credit Fund | Semi-Annual | 2/28/2511

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Saudi Arabia — 1.1%
EUR125,000(b)	Saudi Government International Bond, 3.375%, 3/5/32 (144A)	$ 129,721
250,000	Saudi Government International Bond, 5.625%, 1/13/35 (144A)	256,161
	Total Saudi Arabia	$385,882

	Total Foreign Government Bonds (Cost $1,215,291)	$1,225,019

	Equity Linked Notes — 1.0% of Net Assets
	Credit Services — 0.5%
2,300	Wells Fargo Bank NA (PayPal Holdings, Inc.), 11.86%, 3/5/26	$ 167,762
	Total Credit Services	$167,762

	Furnishings, Fixtures & Appliances — 0.5%
1,500	JP Morgan Structured Products BV (SharkNinja, Inc.), 14.07%, 2/27/26	$ 159,020
	Total Furnishings, Fixtures & Appliances	$159,020

	Total Equity Linked Notes (Cost $337,500)	$326,782

	U.S. Government and Agency Obligations — 12.8% of Net Assets
500,000	Federal National Mortgage Association, 3.500%, 3/1/55 (TBA)	$ 453,506
400,000	Federal National Mortgage Association, 5.000%, 3/1/55 (TBA)	393,472
100,000	Federal National Mortgage Association, 5.500%, 4/1/40 (TBA)	101,418
800,000	Federal National Mortgage Association, 5.500%, 3/1/55 (TBA)	800,997
800,000	Federal National Mortgage Association, 6.000%, 3/1/55 (TBA)	813,070
700,000	Federal National Mortgage Association, 6.500%, 3/1/55 (TBA)	721,066
100,000	Federal National Mortgage Association, 6.500%, 4/1/55 (TBA)	102,888
The accompanying notes are an integral part of these financial statements.
12Pioneer Active Credit Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
500,000	Government National Mortgage Association, 6.000%, 3/20/55 (TBA)	$ 506,749
400,000	Government National Mortgage Association, 6.500%, 3/20/55 (TBA)	408,094
	Total U.S. Government and Agency Obligations (Cost $4,257,055)	$4,301,260

Shares
	SHORT TERM INVESTMENTS — 1.3% of Net Assets
	Open-End Fund — 1.3%
446,450(i)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 446,450
		$446,450

	TOTAL SHORT TERM INVESTMENTS (Cost $446,450)	$446,450

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 110.2% (Cost $36,843,689)	$37,068,147
	OTHER ASSETS AND LIABILITIES — (10.2)%	$(3,426,704)
	net assets — 100.0%	$33,641,443

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At February 28, 2025, the value of these securities amounted to $22,990,596, or 68.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at February 28, 2025.
(b)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at February 28, 2025.
The accompanying notes are an integral part of these financial statements.
Pioneer Active Credit Fund | Semi-Annual | 2/28/2513

Schedule of Investments  |  2/28/25
(unaudited) (continued)
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at February 28, 2025.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Non-income producing security.
(h)	Issued as preference shares.
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at February 28, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	2/12/2025	$254,016	$253,500
Bonanza Re	12/16/2024	250,000	250,150
Bridge Street Re	12/24/2024	250,000	248,975
Catahoula Re	12/24/2024	256,992	256,750
Four Lakes Re	12/11/2024	250,000	248,400
Fuchsia 2024-1	12/18/2024	250,000	249,000
Gateway Re	1/15/2025	253,848	252,150
Harambee Re 2018	12/19/2017	26,057	900
Herbie Re	12/17/2024	250,000	250,975
Lightning Re	12/17/2024	264,677	263,750
Viribus Re 2018	12/22/2017	4,147	—
Viribus Re 2019	3/25/2019	—	—
Total Restricted Securities			$2,274,550
% of Net assets			6.8%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	667,711	EUR	641,769	Bank of America NA	3/18/25	$1,378
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$1,378
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
8	U.S. 10 Year Note (CBT)	6/18/25	$877,646	$888,750	$11,104
The accompanying notes are an integral part of these financial statements.
14Pioneer Active Credit Fund | Semi-Annual | 2/28/25

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
2	U.S. 2 Year Note (CBT)	6/30/25	$(412,105)	$(413,938)	$(1,833)
49	U.S. 5 Year Note (CBT)	6/30/25	(5,232,545)	(5,288,937)	(56,392)
66	U.S. 10 Year Ultra Bond (CBT)	6/18/25	(7,429,377)	(7,540,500)	(111,123)
7	U.S. Long Bond (CBT)	6/18/25	(811,982)	(826,656)	(14,674)
4	U.S. Ultra Bond (CBT)	6/18/25	(484,520)	(496,500)	(11,980)
			$(14,370,529)	$(14,566,531)	$(196,002)
TOTAL FUTURES CONTRACTS			$(13,492,883)	$(13,677,781)	$(184,898)
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
9,840,000	Markit CDX North America High Yield Index Series 43	Pay	5.00%	12/20/29	$(751,933)	$(96,384)	$(848,317)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(751,933)	$(96,384)	$(848,317)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR — Euro
GBP — Great British Pound
USD — United States Dollar
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended February 28, 2025, aggregated $30,842,200 and $31,620,536, respectively.
The accompanying notes are an integral part of these financial statements.
Pioneer Active Credit Fund | Semi-Annual | 2/28/2515

Schedule of Investments  |  2/28/25
(unaudited) (continued)
At February 28, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $36,953,166 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$517,542
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(682,465)
Net unrealized depreciation	$(164,923)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$1,197,836	$—	$1,197,836
Collateralized Mortgage Obligations	—	4,933,626	—	4,933,626
Commercial Mortgage-Backed Securities	—	2,474,467	—	2,474,467
Corporate Bonds
Pharmaceuticals	—	472,336	0*	472,336
All Other Corporate Bonds	—	19,413,455	—	19,413,455
Right/Warrant	2,366	—	—	2,366
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – U.S.	—	—	900	900
Multiperil – Worldwide	—	—	0*	0*
All Other Insurance-Linked Securities	—	2,273,650	—	2,273,650
Foreign Government Bonds	—	1,225,019	—	1,225,019
Equity Linked Notes	—	326,782	—	326,782
U.S. Government and Agency Obligations	—	4,301,260	—	4,301,260
Open-End Fund	446,450	—	—	446,450
Total Investments in Securities	$448,816	$36,618,431	$900	$37,068,147
The accompanying notes are an integral part of these financial statements.
16Pioneer Active Credit Fund | Semi-Annual | 2/28/25

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$1,378	$—	$1,378
Net unrealized depreciation on futures contracts	(184,898)	—	—	(184,898)
Centrally cleared swap contracts^	—	(96,384)	—	(96,384)
Total Other Financial Instruments	$(184,898)	$(95,006)	$—	$(279,904)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended February 28, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Pioneer Active Credit Fund | Semi-Annual | 2/28/2517

Statement of Assets and Liabilities  |  2/28/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $36,843,689)	$37,068,147
Cash	18,286
Futures collateral	340,954
Swaps collateral	1,277,822
Unrealized appreciation on forward foreign currency exchange contracts	1,378
Receivables —
Investment securities sold	2,240,073
Fund shares sold	150,210
Dividends	2,169
Interest	348,526
Due from the Adviser	1,457
Other assets	27,327
Total assets	$41,476,349
LIABILITIES:
Overdraft due to custodian	$146
Payables —
Investment securities purchased	6,723,633
Fund shares repurchased	79,249
Distributions	5,082
Trustees’ fees	1,345
Variation margin for centrally cleared swap contracts	18,286
Variation margin for futures contracts	54,221
Swap contracts, at value (premium received $751,933)	848,317
Management fees	1,382
Administrative expenses	1,250
Distribution fees	381
Accrued expenses	101,614
Total liabilities	$7,834,906
NET ASSETS:
Paid-in capital	$103,687,799
Distributable earnings (loss)	(70,046,356)
Net assets	$33,641,443
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $14,547,351/1,757,678 shares)	$8.28
Class C (based on $993,928/121,072 shares)	$8.21
Class Y (based on $18,100,164/2,175,974 shares)	$8.32
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $8.28 net asset value per share/100%-4.50%maximum sales charge)	$8.67
The accompanying notes are an integral part of these financial statements.
18Pioneer Active Credit Fund | Semi-Annual | 2/28/25

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 2/28/25
INVESTMENT INCOME:
Interest from unaffiliated issuers	$1,123,491
Dividends from unaffiliated issuers	34,729
Total Investment Income		$1,158,220
EXPENSES:
Management fees	$83,802
Administrative expenses	8,734
Transfer agent fees
Class A	5,787
Class C	534
Class Y	11,868
Distribution fees
Class A	18,612
Class C	5,880
Shareholder communications expense	2,960
Custodian fees	185
Registration fees	21,353
Professional fees	66,331
Printing expense	28,479
Officers’ and Trustees’ fees	4,104
Insurance expense	209
Miscellaneous	7,618
Total expenses		$266,456
Less fees waived and expenses reimbursed by the Adviser		(137,179)
Net expenses		$129,277
Net investment income		$1,028,943
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(594,319)
Forward foreign currency exchange contracts	(1,145)
Futures contracts	23,599
Swap contracts	54,195
Other assets and liabilities denominated in foreign currencies	9,177	$(508,493)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$786,829
Forward foreign currency exchange contracts	3,075
Futures contracts	(184,898)
Swap contracts	(103,380)
Other assets and liabilities denominated in foreign currencies	1,685	$503,311
Net realized and unrealized gain (loss) on investments		$(5,182)
Net increase in net assets resulting from operations		$1,023,761
The accompanying notes are an integral part of these financial statements.
Pioneer Active Credit Fund | Semi-Annual | 2/28/2519

Statements of Changes in Net Assets
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24
FROM OPERATIONS:
Net investment income (loss)	$1,028,943	$2,379,166
Net realized gain (loss) on investments	(508,493)	(2,318,712)
Change in net unrealized appreciation (depreciation) on investments	503,311	4,102,480
Net increase in net assets resulting from operations	$1,023,761	$4,162,934
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.24 and $0.48 per share, respectively)	$(441,801)	$(920,586)
Class C ($0.21 and $0.42 per share, respectively)	(30,426)	(91,528)
Class Y ($0.26 and $0.50 per share, respectively)	(544,314)	(1,216,276)
Total distributions to shareholders	$(1,016,541)	$(2,228,390)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$4,082,781	$4,974,521
Reinvestment of distributions	984,530	2,131,981
Cost of shares repurchased	(5,299,281)	(15,418,947)
Net decrease in net assets resulting from Fund share transactions	$(231,970)	$(8,312,445)
Net decrease in net assets	$(224,750)	$(6,377,901)
NET ASSETS:
Beginning of period	$33,866,193	$40,244,094
End of period	$33,641,443	$33,866,193
The accompanying notes are an integral part of these financial statements.
20Pioneer Active Credit Fund | Semi-Annual | 2/28/25

	Six Months Ended 2/28/25 Shares (unaudited)	Six Months Ended 2/28/25 Amount (unaudited)	Year Ended 8/31/24 Shares	Year Ended 8/31/24 Amount
Class A
Shares sold	68,993	$570,788	108,984	$867,496
Reinvestment of distributions	50,014	414,128	106,982	854,147
Less shares repurchased	(229,589)	(1,902,564)	(398,641)	(3,156,847)
Net decrease	(110,582)	$(917,648)	(182,675)	$(1,435,204)
Class C
Shares sold	4,196	$34,497	2,966	$23,400
Reinvestment of distributions	3,657	30,043	10,083	79,845
Less shares repurchased	(51,282)	(421,086)	(101,145)	(808,492)
Net decrease	(43,429)	$(356,546)	(88,096)	$(705,247)
Class Y
Shares sold	417,955	$3,477,496	507,815	$4,083,625
Reinvestment of distributions	64,926	540,359	149,433	1,197,989
Less shares repurchased	(357,668)	(2,975,631)	(1,435,226)	(11,453,608)
Net increase (decrease)	125,213	$1,042,224	(777,978)	$(6,171,994)
The accompanying notes are an integral part of these financial statements.
Pioneer Active Credit Fund | Semi-Annual | 2/28/2521

Financial Highlights
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21*	Year Ended 8/31/20*
Class A
Net asset value, beginning of period	$8.28	$7.82	$7.97	$9.22	$8.78	$9.06
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.25	$0.51	$0.49	$0.45	$0.46	$0.46
Net realized and unrealized gain (loss) on investments	(0.01)	0.43	(0.19)	(1.31)	0.44	(0.27)
Net increase (decrease) from investment operations	$0.24	$0.94	$0.30	$(0.86)	$0.90	$0.19
Distributions to shareholders:
Net investment income	$(0.24)	$(0.48)	$(0.45)	$(0.39)	$(0.30)	$(0.47)
Tax return of capital	—	—	—	—	(0.16)	—
Total distributions	$(0.24)	$(0.48)	$(0.45)	$(0.39)	$(0.46)	$(0.47)
Net increase (decrease) in net asset value	$—	$0.46	$(0.15)	$(1.25)	$0.44	$(0.28)
Net asset value, end of period	$8.28	$8.28	$7.82	$7.97	$9.22	$8.78
Total return (b)	2.98%(c)	12.41%	3.87%(d)	(9.54)%	10.45%	2.25%
Ratio of net expenses to average net assets	0.90%(e)	0.90%	0.90%	0.90%	0.90%	0.93%
Ratio of net investment income (loss) to average net assets	6.01%(e)	6.43%	6.33%	5.20%	5.05%	5.27%
Portfolio turnover rate	96%(c)	46%	33%	33%	83%	92%
Net assets, end of period (in thousands)	$14,547	$15,460	$16,042	$18,769	$23,369	$9,052
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.66%(e)	1.53%	1.53%	1.30%	1.40%	2.03%
Net investment income (loss) to average net assets	5.25%(e)	5.80%	5.70%	4.80%	4.55%	4.17%
*	The Fund acquired the assets and liabilities of Pioneer Corporate High Yield Fund (the “Predecessor Fund”) on September 25, 2020 (the “Reorganization”). As a result of the Reorganization, the Predecessor Fund’s performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to September 25, 2020 have been adjusted to reflect the exchange ratio used to align the net asset values of the Predecessor Fund with those of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended August 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
22Pioneer Active Credit Fund | Semi-Annual | 2/28/25

	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21*	Year Ended 8/31/20*
Class C
Net asset value, beginning of period	$8.21	$7.76	$7.92	$9.17	$8.73	$8.94
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.21	$0.45	$0.43	$0.37	$0.39	$0.41
Net realized and unrealized gain (loss) on investments	(0.00)(b)	0.42	(0.21)	(1.30)	0.44	(0.21)
Net increase (decrease) from investment operations	$0.21	$0.87	$0.22	$(0.93)	$0.83	$0.20
Distributions to shareholders:
Net investment income	$(0.21)	$(0.42)	$(0.38)	$(0.32)	$(0.24)	$(0.41)
Tax return of capital	—	—	—	—	(0.15)	—
Total distributions	$(0.21)	$(0.42)	$(0.38)	$(0.32)	$(0.39)	$(0.41)
Net increase (decrease) in net asset value	$—	$0.45	$(0.16)	$(1.25)	$0.44	$(0.21)
Net asset value, end of period	$8.21	$8.21	$7.76	$7.92	$9.17	$8.73
Total return (c)	2.60%(d)	11.49%	2.95%(e)	(10.30)%	9.64%	2.30%
Ratio of net expenses to average net assets	1.65%(f)	1.65%	1.65%	1.65%	1.65%	1.50%
Ratio of net investment income (loss) to average net assets	5.25%(f)	5.68%	5.58%	4.29%	4.35%	4.67%
Portfolio turnover rate	96%(d)	46%	33%	33%	83%	92%
Net assets, end of period (in thousands)	$994	$1,350	$1,961	$3,061	$6,940	$853
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	2.44%(f)	2.30%	2.27%	2.06%	2.14%	2.58%
Net investment income (loss) to average net assets	4.46%(f)	5.03%	4.96%	3.88%	3.86%	3.59%
*	The Fund acquired the assets and liabilities of Pioneer Corporate High Yield Fund (the “Predecessor Fund”) on September 25, 2020 (the “Reorganization”). As a result of the Reorganization, the Predecessor Fund’s performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to September 25, 2020 have been adjusted to reflect the exchange ratio used to align the net asset values of the Predecessor Fund with those of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.01 per share.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	Not annualized.
(e)	For the year ended August 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was less than 0.005%.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Active Credit Fund | Semi-Annual | 2/28/2523

Financial Highlights  (continued)
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21*	Year Ended 8/31/20*
Class Y
Net asset value, beginning of period	$8.32	$7.86	$8.01	$9.27	$8.82	$9.11
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.26	$0.54	$0.52	$0.48	$0.49	$0.48
Net realized and unrealized gain (loss) on investments	(0.00)(b)	0.42	(0.20)	(1.32)	0.45	(0.27)
Net increase (decrease) from investment operations	$0.26	$0.96	$0.32	$(0.84)	$0.94	$0.21
Distributions to shareholders:
Net investment income	$(0.26)	$(0.50)	$(0.47)	$(0.42)	$(0.33)	$(0.50)
Tax return of capital	—	—	—	—	(0.16)	—
Total distributions	$(0.26)	$(0.50)	$(0.47)	$(0.42)	$(0.49)	$(0.50)
Net increase (decrease) in net asset value	$—	$0.46	$(0.15)	$(1.26)	$0.45	$(0.29)
Net asset value, end of period	$8.32	$8.32	$7.86	$8.01	$9.27	$8.82
Total return (c)	3.13%(d)	12.71%	4.19%(e)	(9.31)%	10.80%	2.53%
Ratio of net expenses to average net assets	0.60%(f)	0.60%	0.60%	0.60%	0.60%	0.63%
Ratio of net investment income (loss) to average net assets	6.31%(f)	6.73%	6.64%	5.47%	5.40%	5.58%
Portfolio turnover rate	96%(d)	46%	33%	33%	83%	92%
Net assets, end of period (in thousands)	$18,100	$17,056	$22,241	$28,139	$40,111	$12,934
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.47%(f)	1.31%	1.29%	1.11%	1.12%	1.76%
Net investment income (loss) to average net assets	5.44%(f)	6.02%	5.95%	4.96%	4.88%	4.45%
*	The Fund acquired the assets and liabilities of Pioneer Corporate High Yield Fund (the “Predecessor Fund”) on September 25, 2020 (the “Reorganization”). As a result of the Reorganization, the Predecessor Fund’s performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to September 25, 2020 have been adjusted to reflect the exchange ratio used to align the net asset values of the Predecessor Fund with those of the Fund.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.01 per share.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	Not annualized.
(e)	For the year ended August 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than 0.005%.
(f)	Annualized.
The accompanying notes are an integral part of these financial statements.
24Pioneer Active Credit Fund | Semi-Annual | 2/28/25

Notes to Financial Statements  |  2/28/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Active Credit Fund (the “Fund”) is one of the portfolios comprising Pioneer Series Trust X (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. Effective December 2, 2024, the Fund changed its name and investment objective. Effective December 2, 2024, the Fund’s investment objective is total return, including high current income. Prior to December 2, 2024, the Fund was named Pioneer Corporate High Yield Fund and the investment objective of the Fund was to achieve a high level of current income and long-term capital appreciation.
The Fund offers four classes of shares designated as Class A, Class C, Class K and Class Y shares. Class K shares had not commenced operations as of February 28, 2025. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Trust Instrument of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
During the periods covered by these financial statements, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital”) serves as the Fund’s investment adviser. See Note 10. During the periods covered by these financial statements, Amundi Distributor US, Inc., an afﬁliate of Amundi US, served as the Fund’s distributor (the “Distributor”).
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The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market
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prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case
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provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Fund’s investment adviser. The Fund’s investment adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Fund’s investment adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund’s investment adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
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Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of February 28, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
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A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$2,228,390
Total	$2,228,390
The following shows the components of distributable earnings (losses) on a federal income tax basis at August 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$369,245
Capital loss carryforward	(69,738,544)
Other book/tax temporary differences	(12,511)
Net unrealized depreciation	(671,766)
Total	$(70,053,576)
The difference between book basis and tax basis unrealized depreciation is attributable to adjustments relating to insurance-linked securities, the tax treatment of premium and amortization, and the tax treatment of swaps.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $39 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
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During the periods covered by these financial statements, distribution fees were calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services were allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
During the periods covered by these financial statements, distributions to shareholders were recorded as of the ex-dividend date. During the periods covered by these financial statements, distributions paid by the Fund with respect to each class of shares were calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares reflected different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or
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nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have
32Pioneer Active Credit Fund | Semi-Annual | 2/28/25

historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
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If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund employs a flexible investment approach that selects investments from a broad range of issuers and segments of the U.S. and non-U.S. fixed income markets, such as investment grade and high yield corporate bonds, U.S. and non-U.S. government bonds, and asset-backed and mortgage-backed securities. As a secondary component of its overall strategy, the Fund’s portfolio management team uses derivatives in an effort to limit credit and interest rate risks. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed income investments.
The Fund may invest in debt securities rated below investment grade at the time of purchase. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s investment adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers,
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retirement platforms and other financial market participants over which neither the Fund nor the Fund’s investment adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Fund’s investment adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Equity-Linked Notes
Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange traded funds (the “underlying reference instrument”). In an equity- linked note, the Fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, the Fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. The Fund must rely on the creditworthiness of the issuer for its investment returns.
I.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those
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securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at February 28, 2025 are listed in the Schedule of Investments.
J.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Fund’s investment adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if
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the Fund’s investment adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
K.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).
During the six months ended February 28, 2025, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the six months ended February 28, 2025 was $301,592 for sells. Open forward foreign currency exchange contracts outstanding at February 28, 2025 are listed in the Schedule of Investments.
L.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at
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February 28, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the six months ended February 28, 2025 were $292,549 and $4,790,176, respectively. Open futures contracts outstanding at February 28, 2025 are listed in the Schedule of Investments.
M.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default
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swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
The Fund may invest in credit default swap index products ("CDX"). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a
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long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at February 28, 2025 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional values of credit default swap contracts buy protection and credit default swap contracts sell protection open during the six months ended February 28, 2025 were $3,393,333 and $53,333, respectively. Open credit default swap contracts at February 28, 2025 are listed in the Schedule of Investments.
2. Management Agreement
The Fund’s investment adviser manages the Fund’s portfolio. During the periods covered by these financial statements, Amundi US served as the Fund’s investment adviser. Management fees payable under the Fund’s Investment Management Agreement with Amundi US were calculated daily and paid monthly at the annual rate of 0.50% of the Fund’s average daily net assets up to $1 billion and 0.45% of the Fund’s average daily net assets over $1 billion. For the six months ended February 28, 2025, the effective management fee (excluding waivers and/or reimbursement) was equivalent to 0.50% (annualized) of the Fund’s average daily net assets.
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Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 0.90%, 1.65%  and 0.60% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations were in effect during the six months ended February 28, 2025. Fees waived and expenses reimbursed during the six months ended February 28, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements with Amundi US, certain other services and costs, including accounting, regulatory reporting and insurance premiums, were paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $1,382 in management fees payable to Amundi US at February 28, 2025.
3. Compensation of Officers and Trustees
The Fund paid an annual fee to its Trustees. The Fund’s investment adviser reimbursed the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund did not pay any salary or other compensation to its officers. The Fund paid a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Fund’s investment adviser paid the remaining portion of the chief compliance officer’s compensation. For the six months ended February 28, 2025, the Fund paid $4,104 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At February 28, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $1,345 and a payable for administrative expenses of $1,250, which includes the payable for Officers’ compensation.
4. Transfer Agent
During the periods covered by these financial statements, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
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In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended February 28, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$1,337
Class C	187
Class Y	1,436
Total	$2,960
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $381 in distribution fees payable to the Distributor at February 28, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended February 28, 2025, no CDSCs were paid to the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set
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for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended February 28, 2025, the Fund had no borrowings under the credit facility.
7. Master Netting Agreements
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”.
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Securities pledged by the Fund as collateral, if any, are identiﬁed as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross assets of the Fund as of February 28, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America NA	$1,378	$—	$—	$—	$1,378
Total	$1,378	$—	$—	$—	$1,378
(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount due from the counterparty in the event of default.
8. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at February 28, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$1,378	$—	$—
Total Value	$—	$—	$1,378	$—	$—
Liabilities
Net unrealized depreciation on futures contracts^	$184,898	$—	$—	$—	$—
Centrally cleared swap contracts†	—	96,384	—	—	—
Total Value	$184,898	$96,384	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at February 28, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$23,599	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	(1,145)	—	—
Swap contracts	—	54,195	—	—	—
Total Value	$23,599	$54,195	$(1,145)	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(184,898)	$—	$—	$—	$—
Forward foreign currency exchange contracts	—	—	3,075	—	—
Swap contracts	—	(103,380)	—	—	—
Total Value	$(184,898)	$(103,380)	$3,075	$—	$—
9. Changes to Fund Name, Investment Objective and Principal Investment Strategies
Effective December 2, 2024, the Fund was renamed from Pioneer Corporate High Yield Fund to Pioneer Active Credit Fund, the Fund’s investment
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objective became total return, including high current income, and the Fund’s principal investment strategies were broadened from focusing on high yield corporate bonds to a multi-sector approach that invests in a variety of fixed income securities and instruments.
Effective December 2, 2024, the Fund employs a flexible investment approach that selects investments from a broad range of issuers and segments of the U.S. and non-U.S. fixed income markets, such as investment grade and high yield corporate bonds, US and non-US government bonds, and asset-backed and mortgage-backed securities. As a secondary component of its overall strategy, the Fund’s portfolio management team uses derivatives in an effort to limit credit and interest rate risks. Effective December 2, 2024, under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed income investments.
10. Subsequent Event
Effective April 1, 2025, Amundi US, the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the
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reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.
Effective April 1, 2025, Victory Capital has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.91%, 1.66%, and 0.61% of the Fund's Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028.
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Approval of Renewal of Investment Management Agreement with Amundi Asset Management US, Inc. and Approval of Interim Investment Advisory Agreement with Victory Capital Management Inc.
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s previous investment adviser, has been combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”).
In connection with the Transaction, the Fund’s Board of Trustees (the “Trustees”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders had not approved the reorganization and the meeting of shareholders was adjourned to permit further solicitation of proxies.
Prior to approving the reorganization, the Trustees approved the annual renewal of the Fund’s investment management agreement with Amundi Asset Management US, Inc. (“Amundi US”) at a meeting held on September 17, 2024.
As a result of the Transaction, the Fund’s investment management agreement with Amundi US terminated automatically on April 1, 2025. At a Board meeting held on December 30, 2024, the Trustees approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) to take effect upon the closing of the Transaction in the event that additional time was needed to solicit shareholder approval of the reorganization.
The Trustees’ considerations in approving the Interim Advisory Agreement and the annual renewal of the investment management agreement with Amundi US are discussed below.
Approval of Interim Investment Advisory Agreement with Victory Capital
As noted above, at a Board meeting held on December 30, 2024, the Trustees approved the Interim Advisory Agreement for the Fund with Victory Capital to take effect upon the closing of the Transaction in the event that additional time was needed to solicit shareholder approval of the reorganization. The Interim Advisory Agreement will be effective until the earlier of (i) the completion of the reorganization or (ii) 150 days after April 1, 2025.
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In evaluating the Interim Advisory Agreement with Victory Capital for the Fund, the Trustees considered certain of the same factors as noted below with respect to the Trustees’ previous consideration of the renewal of the investment management agreement with Amundi US.
The Trustees also reviewed extensive information provided by Victory Capital regarding the Transaction and Victory Capital and considered, among other factors: (i) that, in the Transaction, Amundi US would be combined into Victory Capital in exchange for shares of Victory Capital issued to Amundi without Amundi becoming a controlling stockholder of Victory Capital, and that Amundi and Victory Capital would establish a long-term reciprocal distribution partnership; (ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises; (iii) the nature, quality and extent of services to be provided to the Fund and its shareholders by Victory Capital; (iv) that Victory Capital has informed the Board that the current portfolio managers of the Fund are expected to continue to act as portfolio managers of the Fund under the Interim Advisory Agreement and following the consummation of the Transaction as members of Pioneer Investments, a Victory Capital investment franchise, managing the Fund using the same investment approach under which the Fund was managed by Amundi US, and the Board considered the historical investment performance record of the Fund under such investment approach; (v)the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions; (vi) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale; (vii) Victory Capital’s broad distribution network and a larger fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine fees based on the assets of the entire Victory Fund complex; (viii) that the terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US; and (ix) that investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement.
After consideration of such factors, as well as other factors, the Trustees, including the Independent Trustees, concluded that the Interim Investment
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Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and voted to approve the Interim Investment Advisory Agreement.
Approval of Renewal of Investment Management Agreement with Amundi Asset Management US, Inc.
Prior to April 1, 2025, Amundi US served as the investment adviser to the Fund pursuant to an investment management agreement between Amundi US and the Fund that was approved by the Fund’s Independent Trustees on September 17, 2024.
The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment
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management agreement with Amundi US for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provided investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that were involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services that were being provided to the Fund by Amundi US and how Amundi US had addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervised and monitored the performance of the Fund’s service providers and provided the Fund with personnel (including Fund officers) and other resources that were necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimbursed Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
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Performance of the Fund
In considering the Fund’s performance, the Trustees regularly reviewed and discussed throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discussed the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareholders. The Trustees noted that they separately reviewed and considered the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the second quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the second quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the
52Pioneer Active Credit Fund | Semi-Annual | 2/28/25

fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performed additional services for the Fund that it did not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks that were associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grew and the extent to which any such economies of scale were shared with the Fund and Fund shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to
Pioneer Active Credit Fund | Semi-Annual | 2/28/2553

reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Amundi US enjoyed from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US was the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally and that Amundi’s worldwide asset management business managed over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US had access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund received reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
54Pioneer Active Credit Fund | Semi-Annual | 2/28/25

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-235-8396
Visit our web site: www.vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
www.vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 30144-08-0425

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s previous investment adviser, has been combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”).

In connection with the Transaction, the Fund’s Board of Trustees (the “Trustees”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders had not approved the reorganization and the meeting of shareholders was adjourned to permit further solicitation of proxies.

Prior to approving the reorganization, the Trustees approved the annual renewal of the Fund’s investment management agreement with Amundi Asset Management US, Inc. (“Amundi US”) at a meeting held on September 17, 2024.

As a result of the Transaction, the Fund’s investment management agreement with Amundi US terminated automatically on April 1, 2025. At a Board meeting held on December 30, 2024, the Trustees approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) to take effect upon the closing of the Transaction in the event that additional time was needed to solicit shareholder approval of the reorganization.

The Trustees’ considerations in approving the Interim Advisory Agreement and the annual renewal of the investment management agreement with Amundi US are discussed below.

Approval of Interim Investment Advisory Agreement with Victory Capital

As noted above, at a Board meeting held on December 30, 2024, the Trustees approved the Interim Advisory Agreement for the Fund with Victory Capital to take effect upon the closing of the Transaction in the event that additional time was needed to solicit shareholder approval of the reorganization. The Interim Advisory Agreement will be effective until the earlier of (i) the completion of the reorganization or (ii) 150 days after April 1, 2025.

n evaluating the Interim Advisory Agreement with Victory Capital for the Fund, the Trustees considered certain of the same factors as noted below with respect to the Trustees’ previous consideration of the renewal of the investment management agreement with Amundi US.

The Trustees also reviewed extensive information provided by Victory Capital regarding the Transaction and Victory Capital and considered, among other factors: (i) that, in the Transaction, Amundi US would be combined into Victory Capital in exchange for shares of Victory Capital issued to Amundi without Amundi becoming a controlling stockholder of Victory Capital, and that Amundi and Victory Capital would establish a long-term reciprocal distribution partnership; (ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises; (iii) the nature, quality and extent of services to be provided to the Fund and its shareholders by Victory Capital; (iv) that Victory Capital has informed the Board that the current portfolio managers of the Fund are expected to continue to act as portfolio managers of the Fund under the Interim Advisory Agreement and following the consummation of the Transaction as members of Pioneer Investments, a Victory Capital investment franchise, managing the Fund using the same investment approach under which the

Fund was managed by Amundi US, and the Board considered the historical investment performance record of the Fund under such investment approach; (v)the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions; (vi) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale; (vii) Victory Capital’s broad distribution network and a larger fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine fees based on the assets of the entire Victory Fund complex; (viii) that the terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US; and (ix) that investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement.

After consideration of such factors, as well as other factors, the Trustees, including the Independent Trustees, concluded that the Interim Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and voted to approve the Interim Investment Advisory Agreement.

Approval of Renewal of Investment Management Agreement with Amundi Asset Management US, Inc.

Prior to April 1, 2025, Amundi US served as the investment adviser to the Fund pursuant to an investment management agreement between Amundi US and the Fund that was approved by the Fund’s Independent Trustees on September 17, 2024.

The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement with Amundi US for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process.

The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process.

The Trustees considered the resources of Amundi US and the personnel of Amundi US who provided investment management services to the Fund.

They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that were involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services that were being provided to the Fund by Amundi US and how Amundi US had addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervised and monitored the performance of the Fund’s service providers and provided the Fund with personnel (including Fund officers) and other resources that were necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimbursed Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Fund

In considering the Fund’s performance, the Trustees regularly reviewed and discussed throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discussed the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareholders. The Trustees noted that they separately reviewed and considered the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.

The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the second quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the second quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performed additional services for the Fund that it did not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks that were associated with Amundi US’s management of the Fund.

The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability

The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grew and the extent to which any such economies of scale were shared with the Fund and Fund shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Amundi US enjoyed from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered that Amundi US was the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally and that Amundi’s worldwide asset management business managed over $2.1 trillion in assets (including the Pioneer Funds).

The Trustees noted that Amundi US had access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund received reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust X

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date May 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date May 8, 2025

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer and Principal Financial Officer

Date May 8, 2025

*	Print the name and title of each signing officer under his or her signature.